Shareholder Report, Holdings (Details) - Multi-Manager Small Cap Equity Strategies Fund - Institutional Class	Aug. 31, 2025
Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Simpson Manufacturing Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Descartes Systems Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
ESCO Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Construction Partners, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FirstService Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Blackline, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%